VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 620		$ 673
Accounts receivable	3,624		3,092
Inventories	936		724
Other current assets	2,152		1,717
Total current assets	7,332		7,423
Plant, Property and Equipment	75,940		70,182
Equity Investments	9,535		8,441
Goodwill	12,843	$ 9,490	12,582	$ 9,941
Total assets	114,348		104,218
Current Liabilities
Accounts payable and other	7,149		5,099
Accrued interest	668		577
Current portion of long-term debt	1,898		1,320
Total current liabilities	16,907		13,041
Regulatory Liabilities	4,520		4,300
Deferred Income Tax Liabilities	7,648		6,142
Total liabilities	80,232		70,822
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	60		72
Accounts receivable	98		70
Inventories	32		28
Other current assets	14		13
Total current assets	204		183
Plant, Property and Equipment	3,997		3,672
Equity Investments	748		890
Goodwill	449		421
Total assets	5,398		5,166
Current Liabilities
Accounts payable and other	234		232
Accrued interest	18		17
Current portion of long-term debt	31		29
Total current liabilities	283		278
Regulatory Liabilities	78		66
Other Long-Term Liabilities	1		1
Deferred Income Tax Liabilities	16		13
Long-Term Debt	2,136		2,025
Total liabilities	$ 2,514		$ 2,383